Thrivent Small Cap Stock Portfolio Annual Fund Operating Expenses - Thrivent Small Cap Stock Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.70%